Federated Hermes Institutional Tax-Free Cash Trust Performance Management - Premier Shares [Member] - Federated Hermes Institutional Tax-Free Cash Trust	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s PRM class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s PRM class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes Institutional Tax-Free Cash Trust – PRM Class
Bar Chart Closing [Text Block]

Within the periods shown in the bar chart, the Fund's PRM class highest quarterly return was 0.88% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended December 31, 2021).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The following table represents the Fund’s PRM class Average Annual Total Returns for the calendar period ended December 31, 2025.
Performance Table Closing [Text Block]	The Fund’s PRM class 7-Day Net Yield as of December 31, 2025, was 3.03%. You may go to FederatedHermes.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The Fund’s PRM class 7-Day Net Yield as of December 31, 2025
Money Market Seven Day Yield Phone	1-800-341-7400
Money Market Seven Day Yield	3.03%
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
PRM
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	0.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021